UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22481

  Apollo Senior Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, 43rd Floor

                New York, NY 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street, 43rd Floor

                New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: February 23, 2011 (inception date) - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy-making roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FEBRUARY 23, 2011 (INCEPTION DATE) TO JUNE 30, 2011

There was no proxy voting activity for the Apollo Senior Floating Rate Fund Inc. (the “Fund”) because the Fund did not hold any votable positions during the period from February 23, 2011 (inception date) to June 30, 2011.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Apollo Senior Floating Rate Fund Inc.

By (Signature and Title)*         /s/ Joseph Moroney

                                                         Joseph Moroney, President

                                                         (Principal Executive Officer)

Date         August 15, 2011

*Print the name and title of each signing officer under his or her signature.